Condensed Financial Information of the Parent Company Parentheticals (Details) - $ / shares	Sep. 30, 2022	Sep. 30, 2021
Ordinary share, par or stated value per share (in dollars per share)	$ 0.025	$ 0.025
Ordinary share, shares authorized	24,000,000	24,000,000
Ordinary share, shares, issued	23,906,985	22,311,215
Ordinary share, shares, outstanding	23,906,985	22,311,215
FAMI | Reportable legal entity
Ordinary share, par or stated value per share (in dollars per share)	$ 0.025	$ 0.025
Ordinary share, shares authorized	24,000,000	24,000,000
Ordinary share, shares, issued	23,906,985	22,311,215
Ordinary share, shares, outstanding	22,311,215	22,311,215